Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.74%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$680,408	$759,398
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	1,540,000	1,567,415
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	835,000	893,990
Total asset-backed securities (Cost $3,128,772)				3,220,803

	Shares
Common stocks: 2.12%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	178	0
Media: 0.00%
SES SA†	178	2,047
Energy: 1.54%
Oil, gas & consumable fuels: 1.54%
Enviva, Inc.†	355,591	6,689,733
Utilities: 0.54%
Independent power and renewable electricity producers: 0.54%
Vistra Corp.	11,360	2,369,014
Investment Companies: 0.04%
Resolute Topco, Inc.‡†	30,956	170,258
Total common stocks (Cost $2,689,744)		9,231,052

			Principal
Corporate bonds and notes: 107.06%
Basic materials: 2.29%
Chemicals: 1.66%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$2,190,000	2,214,640
Chemours Co.144A	8.00	1-15-2033	2,665,000	2,479,038
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	2,595,000	2,565,360
				7,259,038
Iron/steel: 0.63%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	2,805,000	2,736,585
Communications: 14.35%
Advertising: 1.65%
Clear Channel Outdoor Holdings, Inc.144A%%	7.13	2-15-2031	660,000	659,089
Clear Channel Outdoor Holdings, Inc.144A%%	7.50	3-15-2033	220,000	219,610
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	2,150,000	2,252,643
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	1,765,000	1,675,504
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	2,260,000	2,372,925
				7,179,771
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 1.46%
Arches Buyer, Inc.144A	4.25%	6-1-2028	$1,050,000	$1,011,307
Arches Buyer, Inc.144A	6.13	12-1-2028	1,580,000	1,507,918
Cablevision Lightpath LLC144A	5.63	9-15-2028	2,310,000	2,302,369
Match Group Holdings II LLC144A	5.63	2-15-2029	1,575,000	1,570,055
				6,391,649
Media: 7.13%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	4,765,000	4,105,773
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	6,100,000	5,707,283
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	1,180,000	1,070,690
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	1,415,000	1,389,785
CSC Holdings LLC144A	3.38	2-15-2031	2,270,000	1,484,781
CSC Holdings LLC144A	5.50	4-15-2027	2,560,000	2,477,870
CSC Holdings LLC144A	5.75	1-15-2030	1,270,000	626,158
CSC Holdings LLC144A	11.25	5-15-2028	1,780,000	1,789,267
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	540,000	537,032
DISH DBS Corp.144A	5.75	12-1-2028	1,255,000	1,121,464
DISH Network Corp.144A	11.75	11-15-2027	4,260,000	4,436,539
Gray Media, Inc.144A	9.63	7-15-2032	1,800,000	1,815,789
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	1,425,000	1,373,344
Sirius XM Radio LLC144A	4.13	7-1-2030	3,475,000	3,170,012
				31,105,787
Telecommunications: 4.11%
CommScope LLC144A	8.25	3-1-2027	2,155,000	2,159,978
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	6,819,096	6,461,094
Level 3 Financing, Inc.144A	3.63	1-15-2029	1,815,000	1,542,750
Level 3 Financing, Inc.144A	3.88	10-15-2030	2,250,000	1,929,375
Level 3 Financing, Inc.144A	6.88	6-30-2033	1,370,000	1,388,296
Lumen Technologies, Inc.144A	10.00	10-15-2032	1,993,875	2,016,306
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	2,315,000	2,423,550
				17,921,349
Consumer, cyclical: 16.49%
Apparel: 0.42%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	1,740,000	1,814,080
Auto manufacturers: 0.13%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	530,000	546,040
Auto parts & equipment: 1.29%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	1,540,000	1,570,432
Adient Global Holdings Ltd.144A	8.25	4-15-2031	435,000	454,698
Cooper Tire & Rubber Co. LLC	7.63	3-15-2027	2,115,000	2,167,875
ZF North America Capital, Inc.144A	6.88	4-23-2032	1,555,000	1,451,007
				5,644,012
Distribution/wholesale: 0.14%
RB Global Holdings, Inc.144A	7.75	3-15-2031	570,000	597,355
See accompanying notes to portfolio of investments
2 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 4.64%
CCM Merger, Inc.144A	6.38%	5-1-2026	$7,075,000	$7,072,863
Churchill Downs, Inc.144A	6.75	5-1-2031	2,400,000	2,450,465
Cinemark USA, Inc.144A	7.00	8-1-2032	4,250,000	4,388,486
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	3,000,000	3,054,921
WarnerMedia Holdings, Inc.	5.05	3-15-2042	2,200,000	1,470,590
WarnerMedia Holdings, Inc. Series WI	4.05	3-15-2029	1,925,000	1,807,460
				20,244,785
Home builders: 0.82%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	1,450,000	1,446,901
LGI Homes, Inc.144A	8.75	12-15-2028	2,015,000	2,113,378
				3,560,279
Home furnishings: 0.41%
Whirlpool Corp.	6.13	6-15-2030	1,775,000	1,770,768
Housewares: 0.89%
Newell Brands, Inc.	6.38	5-15-2030	1,850,000	1,792,723
Newell Brands, Inc.144A	8.50	6-1-2028	2,005,000	2,100,987
				3,893,710
Leisure time: 1.68%
NCL Corp. Ltd.144A	6.75	2-1-2032	1,155,000	1,186,324
NCL Corp. Ltd.144A	7.75	2-15-2029	860,000	912,318
Sabre Global, Inc.144A	10.75	11-15-2029	2,410,000	2,482,228
Sabre Global, Inc.144A	11.13	7-15-2030	505,000	532,396
Viking Cruises Ltd.144A	5.88	9-15-2027	665,000	664,571
Viking Cruises Ltd.144A	7.00	2-15-2029	1,550,000	1,561,920
				7,339,757
Lodging: 1.07%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	2,100,000	2,162,096
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	2,465,000	2,513,930
				4,676,026
Retail: 5.00%
Advance Auto Parts, Inc.144A%%	7.38	8-1-2033	685,000	688,672
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	4,365,000	4,565,651
FirstCash, Inc.144A	6.88	3-1-2032	3,230,000	3,311,089
Group 1 Automotive, Inc.144A	6.38	1-15-2030	1,475,000	1,502,382
Lithia Motors, Inc.144A	4.38	1-15-2031	2,010,000	1,890,686
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,845,000	1,766,535
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,605,000	1,570,625
QXO Building Products, Inc.144A	6.75	4-30-2032	1,840,000	1,894,784
Saks Global Enterprises LLC144A	11.00	12-15-2029	2,575,000	579,375
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	1,215,000	1,246,995
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Sonic Automotive, Inc.144A	4.63%	11-15-2029	$885,000	$851,116
Sonic Automotive, Inc.144A	4.88	11-15-2031	2,065,000	1,946,240
				21,814,150
Consumer, non-cyclical: 17.28%
Commercial services: 6.21%
Allied Universal Holdco LLC144A	7.88	2-15-2031	1,885,000	1,976,681
Block, Inc.	6.50	5-15-2032	2,680,000	2,750,184
CoreCivic, Inc.	8.25	4-15-2029	4,470,000	4,726,574
GEO Group, Inc.	8.63	4-15-2029	2,895,000	3,073,693
GEO Group, Inc.	10.25	4-15-2031	2,610,000	2,869,504
Herc Holdings, Inc.144A	7.00	6-15-2030	2,650,000	2,738,869
Hertz Corp.144A	12.63	7-15-2029	570,000	595,497
Service Corp. International	5.75	10-15-2032	3,150,000	3,157,466
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	3,350,000	3,013,346
Veritiv Operating Co.144A	10.50	11-30-2030	2,030,000	2,200,270
				27,102,084
Food: 2.07%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	1,790,000	1,788,588
B&G Foods, Inc.144A	8.00	9-15-2028	3,005,000	2,809,682
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	1,705,000	1,593,086
Performance Food Group, Inc.144A	6.13	9-15-2032	1,480,000	1,502,921
U.S. Foods, Inc.144A	5.75	4-15-2033	1,350,000	1,337,584
				9,031,861
Healthcare-services: 7.47%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	1,420,000	1,242,180
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	1,745,000	1,658,657
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	1,175,000	1,231,849
Concentra Health Services, Inc.144A	6.88	7-15-2032	2,455,000	2,522,489
DaVita, Inc.144A	6.88	9-1-2032	5,310,000	5,459,392
IQVIA, Inc.144A	6.25	6-1-2032	860,000	881,891
IQVIA, Inc.144A	6.50	5-15-2030	2,650,000	2,732,243
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	1,020,092	840,556
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	1,104,037	841,828
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	1,136,400	1,122,195
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,940,000	1,899,836
Radiology Partners, Inc.144A	8.50	7-15-2032	2,100,000	2,121,861
Star Parent, Inc.144A	9.00	10-1-2030	3,480,000	3,659,564
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	1,800,000	1,850,773
Tenet Healthcare Corp.	6.75	5-15-2031	4,375,000	4,501,656
				32,566,970
Household products/wares: 0.22%
Central Garden & Pet Co.	4.13	10-15-2030	1,025,000	963,245
See accompanying notes to portfolio of investments
4 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 1.31%
AdaptHealth LLC144A	5.13%	3-1-2030	$2,325,000	$2,185,503
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	3,300,000	3,510,645
				5,696,148
Energy: 12.43%
Energy-alternate sources: 0.99%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	8,490,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	4,490,000	4,304,083
				4,304,083
Oil & gas: 2.40%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	1,280,000	1,341,108
California Resources Corp.144A	8.25	6-15-2029	1,020,000	1,047,780
Civitas Resources, Inc.144A	9.63	6-15-2033	1,440,000	1,481,154
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	1,410,000	1,358,214
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	605,000	621,614
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	835,000	818,654
Murphy Oil Corp.	6.00	10-1-2032	1,500,000	1,439,448
Nabors Industries Ltd.144A	7.50	1-15-2028	975,000	899,716
Nabors Industries, Inc.144A	9.13	1-31-2030	1,485,000	1,469,757
				10,477,445
Oil & gas services: 1.94%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	2,140,000	2,171,728
Bristow Group, Inc.144A	6.88	3-1-2028	4,695,000	4,706,113
Oceaneering International, Inc.	6.00	2-1-2028	1,560,000	1,569,060
				8,446,901
Pipelines: 7.10%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	880,000	904,606
Buckeye Partners LP	5.85	11-15-2043	2,375,000	2,111,496
Buckeye Partners LP144A	6.88	7-1-2029	940,000	967,630
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	800,000	781,534
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	3,415,000	3,636,852
Excelerate Energy LP144A	8.00	5-15-2030	1,725,000	1,805,820
Harvest Midstream I LP144A	7.50	9-1-2028	2,470,000	2,500,062
Hess Midstream Operations LP144A	5.50	10-15-2030	500,000	502,175
Hess Midstream Operations LP144A	6.50	6-1-2029	515,000	530,502
Kinetik Holdings LP144A	5.88	6-15-2030	1,800,000	1,801,456
Prairie Acquiror LP144A	9.00	8-1-2029	2,000,000	2,071,578
Rockies Express Pipeline LLC144A	6.75	3-15-2033	950,000	986,862
Rockies Express Pipeline LLC144A	6.88	4-15-2040	3,837,000	3,862,313
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	3,075,000	3,012,734
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,000,000	1,027,009
Venture Global LNG, Inc.144A	8.38	6-1-2031	3,000,000	3,103,074
Venture Global LNG, Inc.144A	9.88	2-1-2032	1,260,000	1,359,469
				30,965,172
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 19.16%
Banks: 0.63%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88%	2-18-2026	$2,790,000	$2,757,200
Diversified financial services: 8.09%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	2,570,000	2,552,214
Azorra Finance Ltd.144A	7.25	1-15-2031	1,470,000	1,500,327
Encore Capital Group, Inc.144A	9.25	4-1-2029	2,100,000	2,211,806
EZCORP, Inc.144A	7.38	4-1-2032	1,565,000	1,629,885
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	2,895,000	2,989,486
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	1,030,000	1,021,929
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	1,065,000	1,089,901
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	2,335,000	2,411,647
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	1,720,000	1,658,675
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	1,435,000	1,427,706
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	920,000	959,876
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	1,475,000	1,556,514
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	2,150,000	2,245,132
Navient Corp.	11.50	3-15-2031	2,705,000	3,043,268
OneMain Finance Corp.	7.88	3-15-2030	2,855,000	3,005,350
PRA Group, Inc.144A	5.00	10-1-2029	1,635,000	1,510,569
Rocket Cos., Inc.144A	6.13	8-1-2030	1,030,000	1,044,371
United Wholesale Mortgage LLC144A	5.50	4-15-2029	3,500,000	3,423,492
				35,282,148
Insurance: 2.69%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	4,575,000	4,702,995
AmWINS Group, Inc.144A	6.38	2-15-2029	1,590,000	1,619,137
HUB International Ltd.144A	7.25	6-15-2030	425,000	443,035
HUB International Ltd.144A	7.38	1-31-2032	2,980,000	3,102,921
Panther Escrow Issuer LLC144A	7.13	6-1-2031	1,790,000	1,851,034
				11,719,122
REITs: 7.75%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	1,720,000	1,818,190
Brandywine Operating Partnership LP	8.88	4-12-2029	4,460,000	4,782,196
Iron Mountain, Inc.144A	4.50	2-15-2031	2,870,000	2,714,191
Iron Mountain, Inc.144A	5.25	7-15-2030	4,700,000	4,618,839
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	3,055,000	3,199,563
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	2,135,000	2,219,130
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	815,000	834,641
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	1,530,000	1,566,839
Service Properties Trust	8.38	6-15-2029	985,000	1,020,651
Service Properties Trust144A	8.63	11-15-2031	4,650,000	4,951,962
Starwood Property Trust, Inc.144A	6.50	7-1-2030	2,700,000	2,777,163
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	810,000	766,504
See accompanying notes to portfolio of investments
6 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63%	6-15-2032	$845,000	$857,062
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	1,593,000	1,683,608
				33,810,539
Industrial: 11.41%
Aerospace/defense: 2.17%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	2,665,000	2,930,975
TransDigm, Inc.144A	6.63	3-1-2032	6,335,000	6,514,084
				9,445,059
Building materials: 2.77%
Builders FirstSource, Inc.144A	6.38	3-1-2034	2,135,000	2,166,404
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	2,055,000	1,882,935
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	1,500,000	1,513,470
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	3,290,000	3,354,514
Quikrete Holdings, Inc.144A	6.38	3-1-2032	745,000	764,068
Quikrete Holdings, Inc.144A	6.75	3-1-2033	1,610,000	1,651,255
Standard Building Solutions, Inc.144A	6.25	8-1-2033	715,000	721,811
				12,054,457
Electrical components & equipment: 1.47%
Energizer Holdings, Inc.144A	4.38	3-31-2029	3,455,000	3,275,517
WESCO Distribution, Inc.144A	6.63	3-15-2032	3,045,000	3,141,861
				6,417,378
Electronics: 0.16%
Sensata Technologies, Inc.144A	6.63	7-15-2032	695,000	710,148
Environmental control: 0.43%
Clean Harbors, Inc.144A	6.38	2-1-2031	1,840,000	1,878,736
Machinery-diversified: 0.40%
Chart Industries, Inc.144A	9.50	1-1-2031	1,615,000	1,727,118
Packaging & containers: 1.97%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	2,715,000	2,717,392
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	850,000	869,236
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,480,000	1,510,455
Graham Packaging Co., Inc.144A	7.13	8-15-2028	1,435,000	1,432,771
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	2,000,000	2,078,810
				8,608,664
Transportation: 0.57%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	2,445,000	2,473,186
Trucking & leasing: 1.47%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	2,415,000	2,409,170
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 7

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing(continued)
FTAI Aviation Investors LLC144A	7.00%	5-1-2031	$2,775,000	$2,879,190
FTAI Aviation Investors LLC144A	7.00	6-15-2032	1,095,000	1,133,994
				6,422,354
Technology: 6.51%
Computers: 0.90%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	2,355,000	2,498,622
Insight Enterprises, Inc.144A	6.63	5-15-2032	1,395,000	1,426,563
				3,925,185
Office/business equipment: 0.55%
Zebra Technologies Corp.144A	6.50	6-1-2032	2,320,000	2,377,947
Semiconductors: 0.35%
Entegris, Inc.144A	5.95	6-15-2030	1,530,000	1,543,706
Software: 4.71%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,500,000	1,474,578
Cloud Software Group, Inc.144A	6.50	3-31-2029	3,175,000	3,206,385
Cloud Software Group, Inc.144A	8.25	6-30-2032	3,200,000	3,407,459
Cloud Software Group, Inc.144A	9.00	9-30-2029	4,120,000	4,263,627
Ellucian Holdings, Inc.144A	6.50	12-1-2029	2,400,000	2,431,238
Rocket Software, Inc.144A	6.50	2-15-2029	615,000	597,971
Rocket Software, Inc.144A	9.00	11-28-2028	2,400,000	2,476,690
SS&C Technologies, Inc.144A	6.50	6-1-2032	2,600,000	2,673,419
				20,531,367
Utilities: 7.14%
Electric: 6.50%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	1,905,000	1,835,509
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	2,565,000	2,590,763
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	1,755,000	1,720,910
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	2,830,000	2,956,861
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	3,525,000	3,417,431
PG&E Corp.	5.25	7-1-2030	3,190,000	3,059,867
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	3,125,000	3,015,570
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	1,625,000	1,569,215
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	1,510,000	1,524,742
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	1,485,000	1,609,410
Vistra Operations Co. LLC144A	7.75	10-15-2031	2,130,000	2,254,375
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	2,710,000	2,763,668
				28,318,321
Gas: 0.64%
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	2,600,000	2,807,853
Total corporate bonds and notes (Cost $459,619,612)				466,859,538
See accompanying notes to portfolio of investments
8 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 7.59%
Communications: 3.21%
Media: 1.41%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.84%	1-18-2028	$1,635,767	$1,629,404
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.82	8-2-2029	2,129,231	2,109,174
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	10.21	6-30-2028	1,537,900	1,553,280
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.86	9-30-2027	1,595,597	881,567
				6,173,425
Telecommunications: 1.80%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.61	12-17-2029	4,875,000	4,951,489
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.86	9-27-2029	905,000	886,474
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.82	4-15-2030	2,009,878	1,996,371
				7,834,334
Consumer, cyclical: 1.38%
Airlines: 0.43%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.08	10-20-2027	1,074,560	1,078,589
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.04	4-1-2031	790,000	792,631
				1,871,220
Auto parts & equipment: 0.26%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.57	3-30-2027	1,157,354	1,129,867
Housewares: 0.35%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.11	10-30-2029	1,532,545	1,533,311
Retail: 0.34%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	1,590,000	1,483,868
Consumer, non-cyclical: 1.21%
Commercial services: 0.46%
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.61	4-13-2029	529,303	529,833
Hertz Corp. (U.S. SOFR 3 Month+3.50%)±	8.07	6-30-2028	1,747,393	1,478,137
				2,007,970
Healthcare-products: 0.06%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.61	1-15-2031	240,000	240,660
Healthcare-services: 0.69%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	3,721,202	2,294,754
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.78	1-12-2026	644,789	487,221
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	8.06	12-31-2030	245,692	244,218
				3,026,193
Energy: 0.22%
Pipelines: 0.22%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	8.11	8-1-2029	943,098	948,408
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 9

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.76%
Insurance: 0.76%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.72%	7-31-2027	$957,500	$956,983
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.72	1-31-2028	2,455,853	2,356,293
				3,313,276
Industrial: 0.32%
Aerospace/defense: 0.13%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.81	1-15-2027	548,590	549,138
Building materials: 0.19%
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.61	2-10-2032	852,862	851,797
Technology: 0.49%
Computers: 0.34%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.33	3-1-2029	1,537,275	1,483,147
Software: 0.15%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	8.11	11-28-2028	651,758	652,984
Total loans (Cost $35,339,014)				33,099,598
Yankee corporate bonds and notes: 19.31%
Basic materials: 0.16%
Chemicals: 0.16%
Braskem Netherlands Finance BV144A	8.50	1-12-2031	885,000	698,613
Communications: 6.04%
Internet: 1.59%
Rakuten Group, Inc.144A	9.75	4-15-2029	3,505,000	3,837,685
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	3,110,000	3,086,096
				6,923,781
Media: 1.52%
Virgin Media Finance PLC144A	5.00	7-15-2030	955,000	860,869
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	3,565,000	3,314,944
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	650,000	630,365
VZ Secured Financing BV144A	5.00	1-15-2032	2,050,000	1,802,859
				6,609,037
Telecommunications: 2.93%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	4,675,000	4,783,943
Telecom Italia Capital SA	7.20	7-18-2036	2,095,000	2,196,394
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	2,480,000	2,511,405
Zegona Finance PLC144A	8.63	7-15-2029	3,100,000	3,299,950
				12,791,692
See accompanying notes to portfolio of investments
10 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 2.73%
Airlines: 0.58%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$1,000,000	$1,048,000
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	1,455,000	1,491,374
				2,539,374
Auto manufacturers: 0.35%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	1,450,000	1,522,181
Entertainment: 0.62%
Banijay Entertainment SASU144A	8.13	5-1-2029	2,625,000	2,722,172
Leisure time: 1.18%
Carnival Corp.144A	5.75	8-1-2032	885,000	890,991
Carnival Corp.144A	6.00	5-1-2029	1,485,000	1,498,169
Carnival Corp.144A	6.13	2-15-2033	2,700,000	2,747,901
				5,137,061
Consumer, non-cyclical: 3.86%
Cosmetics/Personal Care: 1.08%
Opal Bidco SAS144A	6.50	3-31-2032	2,155,000	2,176,627
Perrigo Finance Unlimited Co.	6.13	9-30-2032	2,520,000	2,546,374
				4,723,001
Food: 0.34%
Froneri Lux Finco Sarl144A%%	6.00	8-1-2032	1,480,000	1,473,883
Healthcare-products: 0.59%
Bausch & Lomb Corp.144A	8.38	10-1-2028	2,460,000	2,564,796
Pharmaceuticals: 1.85%
1261229 BC Ltd.144A	10.00	4-15-2032	4,540,000	4,622,124
Bausch Health Cos., Inc.144A	11.00	9-30-2028	860,000	883,650
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	2,250,000	2,545,096
				8,050,870
Energy: 1.21%
Oil & gas: 0.86%
Baytex Energy Corp.144A	8.50	4-30-2030	1,055,000	1,073,614
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	1,856,159	1,774,753
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	924,000	914,918
				3,763,285
Pipelines: 0.35%
Northriver Midstream Finance LP144A	6.75	7-15-2032	1,500,000	1,527,183
Financial: 1.90%
Banks: 0.84%
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	1,145,000	1,225,116
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 11

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88%	2-12-2027	$1,570,000	$1,540,152
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	865,000	922,041
				3,687,309
Diversified financial services: 1.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	1,365,000	1,428,064
GGAM Finance Ltd.144A	5.88	3-15-2030	3,195,000	3,191,140
				4,619,204
Industrial: 2.00%
Aerospace/defense: 0.36%
Bombardier, Inc.144A	8.75	11-15-2030	1,450,000	1,560,380
Electronics: 0.64%
Sensata Technologies BV144A	5.88	9-1-2030	2,800,000	2,802,260
Packaging & containers: 1.00%
Trivium Packaging Finance BV144A	8.25	7-15-2030	2,025,000	2,132,406
Trivium Packaging Finance BV144A	12.25	1-15-2031	2,115,000	2,220,741
				4,353,147
Technology: 0.69%
Computers: 0.69%
Seagate Data Storage Technology Pte. Ltd.144A	8.50	7-15-2031	2,840,000	2,999,388
Utilities: 0.72%
Electric: 0.72%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,220,000	3,125,784
Total yankee corporate bonds and notes (Cost $82,822,312)				84,194,401

		Yield	Shares
Short-term investments: 1.33%
Investment companies: 1.33%
Allspring Government Money Market Fund Select Class♠∞##		4.24	5,781,600	5,781,600
Total short-term investments (Cost $5,781,600)				5,781,600
Total investments in securities (Cost $589,381,054)	138.15%			602,386,992
Other assets and liabilities, net	(38.15)			(166,333,891)
Total net assets	100.00%			$436,053,101

See accompanying notes to portfolio of investments
12 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2025 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,146,929	$40,042,784	$(56,408,113)	$0	$0	$5,781,600	5,781,600	$68,862
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 13

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Income Opportunities Fund

Notes to portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$3,220,803	$0	$3,220,803
Common stocks
Communication services	0	2,047	0	2,047
Energy	0	6,689,733	0	6,689,733
Investment Companies	0	0	170,258	170,258
Utilities	2,369,014	0	0	2,369,014
Corporate bonds and notes	0	466,859,538	0	466,859,538
Loans	0	32,218,031	881,567	33,099,598
Yankee corporate bonds and notes	0	84,194,401	0	84,194,401
Short-term investments
Investment companies	5,781,600	0	0	5,781,600
Total assets	$8,150,614	$593,184,553	$1,051,825	$602,386,992
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025 common stock with a market value of $6,689,733 were transferred from Level 3 to Level 2 due to an increase in the number of market contributors.
Allspring Income Opportunities Fund | 15